Consolidated Balance Sheets - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
ASSETS
Current assets	R$ 16,731,666	R$ 18,398,995
Cash and cash equivalents	4,050,338	5,105,110
Trade accounts receivable	8,588,466	8,701,688
Inventories	348,755	410,413
Taxes recoverable	2,563,990	3,027,230
Judicial deposits and garnishments	324,638	302,424
Prepaid expenses	446,439	343,092
Derivative financial instruments	87,643	68,943
Other assets	321,397	440,095
Noncurrent assets	84,651,169	83,667,264
Short-term investments pledged as collateral	81,486	78,166
Trade accounts receivable	273,888	305,411
Taxes recoverable	743,285	476,844
Deferred taxes	371,408	27,497
Judicial deposits and garnishments	6,339,167	6,049,142
Prepaid expenses	23,116	36,430
Derivative financial instruments	76,762	144,050
Other assets	88,935	55,565
Investments	98,902	85,745
Property, plant and equipment	33,222,316	31,924,918
Intangible assets	43,331,904	44,483,496
TOTAL ASSETS	101,382,835	102,066,259
LIABILITIES AND EQUITY
Current liabilities	17,862,531	20,438,575
Personnel, social charges and benefits	723,380	760,643
Trade accounts payable	7,447,100	7,611,246
Taxes, charges and contributions	1,731,315	1,770,731
Dividends and interest on equity	2,396,116	2,195,031
Provisions	1,434,911	1,183,623
Deferred revenue	372,561	429,853
Loans and financing	1,620,955	2,542,975
Debentures	1,412,486	2,120,504
Derivative financial instruments	5,239	183,212
Other liabilities	718,468	1,640,757
Noncurrent liabilities	14,058,946	12,383,265
Personnel, social charges and benefits	23,284	11,016
Trade accounts payable		71,907
Taxes, charges and contributions	49,448	49,131
Deferred taxes	709,325
Provisions	6,709,839	6,625,638
Deferred revenue	350,637	511,786
Loans and financing	2,320,147	3,126,792
Debentures	3,108,253	1,433,803
Derivative financial instruments	15,412	1,404
Other liabilities	772,601	551,788
TOTAL LIABILITIES	31,921,477	32,821,840
Equity	69,461,358	69,244,419
Capital	63,571,416	63,571,416
Capital reserves	1,213,522	1,272,581
Income reserves	2,463,228	2,474,974
Other comprehensive income accumulated	21,328	11,461
Additional proposed dividends	2,191,864	1,913,987
TOTAL LIABILITIES AND EQUITY	R$ 101,382,835	R$ 102,066,259